Accounting policies - Additional information (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	[1]
Accounting policies [Abstract]
Cash and cash equivalents and short-term bank deposits	£ 447,365
Unrestricted cash and short-term bank deposits	447,126
Net cash flows used in operating activities	£ 43,388	£ 15,645

[1]	See Note 2 for details of the restatement.